Assets and liabilities sold and held for sale - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale	$ 16	$ 21	$ 14
Proceeds From Disposal Of Noncurrent Assets	1
EMEAA [member]
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale	(3)
Holiday Inn Melbourne Airport [member] | EMEAA [member]
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale	3
Proceeds From Disposal Of Noncurrent Assets	$ 2